IFRS 9 Financial Instruments & IFRS 15 Revenue from Contracts with Customers - Impact of Adoption	12 Months Ended
Dec. 31, 2018
IFRS 9 Financial Instruments & IFRS 15 Revenue from Contracts with Customers - Impact of Adoption [abstract]
IFRS 9 Financial Instruments & IFRS 15 Revenue from Contracts with Customers - Impact of Adoption

Note 5 – IFRS 9 Financial Instruments & IFRS 15 Revenue from Contracts with Customers – Impact of Adoption

IFRS 9 Financial Instruments – Impact of adoption

The Company adopted all the requirements of IFRS 9 Financial Instruments (“IFRS 9”) as of January 1, 2018. IFRS 9 replaces IAS 39 Financial Instruments: Recognition and Measurement (“IAS 39”). IFRS 9 utilizes a revised model for recognition and measurement of financial instruments and a single, forward-looking “expected loss” impairment model. Most of the requirements in IAS 39 for classification and measurement of financial liabilities were carried forward in IFRS 9, such that the Company’s accounting policy with respect to financial liabilities is unchanged. Further, as a result of adoption of IFRS 9, management has not changed its accounting policy for financial assets except for the adoption of the simplified approach to determining expected credit losses for receivables and contract assets, which had no impact on the carrying value of any financial assets or financial liabilities on the January 1, 2018 transition date.

IFRS 15 Revenue from Contracts with Customers – Impact of adoption

The Company has adopted IFRS 15 from January 1, 2018 using the full retrospective method which resulted in changes in accounting policies and adjustments to the amounts recognized in the comparative financial statements.

The following table shows the effect of the adoption of IFRS 15 on the Company’s balance sheets at January 1, 2017:

	IAS18 carrying amount	Note	Remeasure- ments	Reclass- ifications	IFRS 15 carrying amount
Assets
Current assets
Cash and cash equivalents	$10,338		$-	-	$10,338
Restricted cash	405		-	-	405
Trade and other receivables	9,802	5(c)	-	(4,658)	5,144
Contract assets	–	5(a)(c)	914	4,658	5,572
Inventories	17,208	5(a)	-	(78)	17,130
Prepaid expenses	918	5(b)	280	-	1,198
	38,671		1,194	(78)	39,787
Non-current assets
Restricted cash	535		-	-	535
Investment in joint ventures	1,750		-	-	1,750
Property, plant and equipment	4,095		-	-	4,095
Intangible assets	203		-	-	203
Goodwill	4,019		-	-	4,019
	10,602		-	-	10,602
Total assets	$49,273		$1,194	(78)	$50,389
Liabilities
Current liabilities
Operating borrowings	$2,111		$-	-	$2,111
Trade and other payables	7,235		-	-	7,235
Contract liabilities	–	5(c)	-	10,268	10,268
Financial liabilities	3,939		-	-	3,939
Provisions	1,221	5(a)	902	(78)	2,045
Deferred funding	–	5(c)	-	508	508
Deferred revenue	10,788	5(c)	-	(10,788)	–
	25,294		902	(90)	26,106
Non-current liabilities
Other liabilities	9,262		-	-	9,262
Contract liabilities	–	5(c)	-	3,494	3,494
Provisions	841		-	-	841
Deferred funding	–	5(c)	-	12	12
Deferred revenue	3,494	5(c)	-	(3,494)	–
	13,597		-	12	13,609
Total liabilities	38,891		902	(78)	39,715
Share capital	365,923				365,923
Contributed surplus	19,255		-	-	19,255
Accumulated other comprehensive loss	(3,623)		-	-	(3,623)
Deficit	(371,173)	5(a)(b)	292	-	(370,881)
Total equity	10,382		292	-	10,674
Total equity and liabilities	$49,273		$1,194	(78)	$50,389

The following adjustments were made to the amounts recognized in the consolidated balance sheets at December 31, 2017:

	IAS 18				IFRS 15
	carrying amount	Note	Remeasure- ments	Reclass- ifications	carrying amount
Assets
Current assets
Cash and cash equivalents	$21,511		$-	-	$21,511
Restricted cash	435		-	-	435
Trade and other receivables	14,292	5(c)	-	(5,556)	8,736
Contract assets	–	5(a)(c)	1,022	5,556	6,578
Inventories	15,164	5(a)	-	(116)	15,048
Prepaid expenses	978	5(b)	396	-	1,374
	52,380		1,418	(116)	53,682
Non-current assets
Restricted cash	468		-	-	468
Non-current receivables	645	5(c)	-	(645)	–
Contract assets	–	5(c)	-	645	645
Investment in joint ventures	2,797		-	-	2,797
Property, plant and equipment	3,874		-	-	3,874
Intangible assets	180		-	-	180
Goodwill	4,569		-	-	4,569
	12,533		-	-	12,533
Total assets	$64,913		$1,418	(116)	$66,215
Liabilities
Current liabilities
Operating borrowings	$1,200		$-	-	$1,200
Trade and other payables	9,736	5(a)	-	-	9,736
Contract liabilities	–	5(c)	-	11,821	11,821
Financial liabilities	4,913		-	-	4,913
Provisions	1,174	5(a)	741	(171)	1,744
Deferred funding	–	5(c)	-	880	880
Deferred revenue	12,734	5(c)	-	(12,734)	–
	29,757		741	(204)	30,294
Non-current liabilities
Other liabilities	8,516		-	-	8,516
Contract liabilities	–	5(c)	-	2,223	2,223
Provisions	921	5(a)	-	55	976
Deferred funding	–	5(c)	-	33	33
Deferred revenue	2,223	5(c)	-	(2,223)	–
	11,660		-	88	11,748
Total liabilities	41,417		741	(116)	42,042
Share capital	387,746				387,746
Contributed surplus	19,885		-	-	19,885
Accumulated other comprehensive loss	(1,822)	5(a)	11	-	(1,811)
Deficit	(382,313)	5(a)(b)	666	-	(381,647)
Total equity	23,496		677	-	24,173
Total equity and liabilities	$64,913		$1,418	(116)	$66,215

The following table shows the effect of the adoption of IFRS 15 on the Company’s consolidated statement of operations and comprehensive loss for the year ended December 31, 2017:

	For the year ended December 31, 2017
	Based on IAS 18	Note	IFRS 15 Remeasurements	Based on IFRS 15
Revenues	$48,052	5(a)	$63	$48,115
Cost of sales	36,632	5(a)	(195)	36,437
Gross profit	11,420		258	11,678

Operating expenses
Selling, general and administrative expenses	13,742	5(b)	(116)	13,626
Research and product development expenses	6,376		–	6,376
	20,118		(116)	20,002
				–
Loss from operations	(8,698)		374	(8,324)

Loss from joint ventures	(334)		–	(334)

Finance income (loss)
Interest expense, net on financial instruments measured at amortized cost	(1,812)		–	(1,812)
Foreign currency gains, net(1)	635		–	635
Other finance losses, net	(931)		–	(931)
Finance loss, net	(2,108)		–	(2,108)

Loss before income taxes	(11,140)		374	(10,766)
Income tax expense	–		–	–
Net loss for the year	(11,140)		374	(10,766)

Items that will not be reclassified subsequently to net loss:
Re-measurements of actuarial liability	98		–	98
Items that may be reclassified subsequently to net loss
Exchange differences on translating foreign operations	1,703	5(a)	11	1,714
Comprehensive loss for the year	$(9,339)		$385	$(8,954)

Net loss per share - basic and diluted	$(0.80)		$0.03	$(0.77)

A summary of the impact of adoption of IFRS 15 is as follows:

(a)	Installation, start-up and commissioning services

Under IAS 18, the Company applied the revenue recognition criteria to each separate identifiable component of a single transaction. The contracts containing installation and start-up and commissioning services were accounted for as a separate element from the product sale. Costs associated with these services were accumulated in inventory and a portion of the contract revenue was deferred until the associated work was completed.

Under IFRS 15, these performance obligations are not distinct and are combined into a single performance obligation with the associated product, where the costs are insignificant in the context of the total contract and where the customer believes they are buying a final installed working product and are not buying the individual collection of products and services that when combined create the finished product. In these situations, revenue is now recorded inclusive of these immaterial performance obligations and the estimated costs to fulfill these obligations accrued for when control passes at the time of shipment of the related products. Accordingly, the Company accrued $914 in contract assets, reduced inventory by $78 and accrued $824 in provisions for future costs expected to be incurred and reduced the deficit by $12 at January 1, 2017. Similarly, the Company accrued $1,022 in contract assets, reduced inventory by $116 and accrued $625 in provisions for future costs expected to be incurred and reduced the deficit by $281 at December 31, 2017.

The restatement effect on the consolidated statements of operations and comprehensive loss for the year ended December 31, 2017 results in a $63 increase in revenue and a $195 reduction in cost of sales. The impact of these restatements on cumulative translation adjustments arising from the Company’s subsidiaries was a gain of $11.

(b)	Sales agent commissions

The Company incurs sales agent commissions for obtaining contracts. Under IAS18, these costs were expensed when they were earned or incurred.

Under IFRS 15, these incremental costs incurred to obtain contracts with customers are deferred for contracts expected to be delivered after more than one year and expensed as the contract is delivered. The Company deferred $280 of commissions in prepaid expenses and reduced the deficit by the same amount at January 1, 2017.  Similarly, the Company deferred $396 of commissions in prepaid expenses and reduced the deficit by the same amount at December 31, 2017. The impact of these restatements on cumulative translation adjustments arising from the Company’s subsidiaries was immaterial.

The restatement effect on the consolidated statements of operations and comprehensive loss for the year ended December 31, 2017 results in a $116 decrease in selling, general and administrative expenses for commissions previously expensed. The impact of these restatements on cumulative translation adjustments arising from the Company’s subsidiaries was immaterial.

(c)	Contract assets and liabilities

IFRS 15 distinguishes between contract assets and receivables based on whether receipt of the consideration is conditional on something other than the passage of time. At December 31, 2017, there was $5,556 (January 1, 2017 - $4,658) of trade and other receivables outstanding where the Company’s right to consideration was not unconditional (primarily relating to revenue accrued on long term contracts). This amount has been reclassified as current and non-current contract assets under IFRS 15.

Under IFRS 15, amounts received from customers before the Company has transferred the good or service are to be presented as contract liabilities. As a result, the amounts previously presented as deferred revenue related to contracts with customers have been reclassified as contract liabilities and amounts not relating to contracts with customers have been reclassified as deferred funding.

(d)	Practical expedients

The Company has elected to make use of the following practical expedients:

•	Completed contracts under IAS 11 and IAS 18 before the date of transition have not been reassessed.
•	Costs incurred to obtain contracts with an amortization period of less than one year have been expensed as incurred.
•

For completed contract with variable consideration, the Company used the transaction price at the date of contract completion rather than estimating variable consideration amounts in the comparative reporting periods.

•

Consideration previously recognized was not adjusted for the effects of a significant financing component if the Company expected, at contract inception, that the period between when the Company transfers a promised good or service to the customer and when the customer pays for the good or service was one year or less.

•

For contracts that were modified before the date of initial application, the Company did not retrospectively restate the contract for those contract modifications. The Company reflected the aggregate effect of all of the modifications that occur before the beginning of the earliest period presented when: (i) identifying the satisfied and unsatisfied performance obligations; (ii) determining the transaction price; and (iii) allocating the transaction price to the satisfied and unsatisfied performance obligations.

•

The Company also applied the practical expedient not to disclose the amount of the transaction price allocated to the remaining performance obligations and an explanation of when the Company expects to recognize that amount as revenue for the year ended December 31, 2017